Description of Business and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Description of Business and Summary of Significant Accounting Policies
Schedule of cash, cash equivalents and restricted cash

	March 31, 2021	December 31, 2020
Cash and cash equivalents	$222,948	$196,046
Restricted cash - current	10,435	11,407
Cash, cash equivalents and restricted cash	$233,383	$207,453

	December 31, 2020	December 31, 2019
Cash and cash equivalents	$196,046	$4,179
Restricted cash - current	11,407	—
Restricted cash - non-current	—	3,000
Cash, cash equivalents and restricted cash	$207,453	$7,179

Schedule of components of other income (expense), net

	2021	2020
Loss on remeasurement of debt (Note 3)	—	(454)
Loss on remeasurement of legacy preferred stock warrant liability	—	(1,079)
Loss on extinguishment of debt, net	—	(247)
Other, net	83	(94)
	$83	$(1,874)

	2020
	(as restated)	2019
Gain on remeasurement of private warrant liability (Note 3)	$2,427	$—
Loss on remeasurement of Legacy Porch warrants (Note 3)	(2,584)	(2,090)
Transaction costs - recapitalization	(3,974)	—
Gain (loss) on extinguishment of debt, net (Note 6)	5,748	(483)
Loss on remeasurement of debt (Note 3)	(895)	(6,159)
Gain on settlement of accounts payable	796	735
Other, net	(274)	30
	$1,244	$(7,967)

Schedule of property plant and equipment useful lives

Estimated Useful Lives
Software and computer equipment	3 years
Furniture, office equipment and other	3 – 5 years
Internally developed software	2 years
Leasehold improvements	Shorter of useful life or remaining lease term